Shareholders' equity and dividends - narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 NOK (kr) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 NOK (kr) shares	Dec. 31, 2017 USD ($) $ / shares shares
Total number of shares issued			3,338,661,219	3,338,661,219	3,323,167,853	3,323,167,853
United States Dollar (USD) [Member]
Share capital | $				$ 1,184,547,766		$ 1,179,542,543
Norwegian kroner (NOK) [Member]
Share capital | kr			kr 8,346,653,047.5		kr 8,307,919,632.5
Nominal value per share | $ / shares				$ 2.5		$ 2.5
Treasury shares [member]
Total number of shares issued			2,740,657	2,740,657	3,323,671	3,323,671
Treasury shares purchased | $	$ 68,000,000	$ 63,000,000
Treasury shares employees [member]
Total number of shares issued			3,631,220	3,631,220	3,219,327	3,219,327
Number of shares outstanding			10,352,671	10,352,671	11,243,234	11,243,234